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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Global Equity Value Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.2%
Issuer	Shares	Value ($)
Canada 1.7%
Suncor Energy, Inc.	244,810	8,509,596
Yamana Gold, Inc.	2,222,888	5,646,135
Total		14,155,731
Finland 1.7%
UPM-Kymmene OYJ	492,265	14,817,870
France 5.5%
Aperam SA	103,816	5,306,582
AXA SA	519,056	15,661,385
BNP Paribas SA	197,049	14,911,892
Casino Guichard Perrachon SA	99,598	6,061,281
CNP Assurances	234,061	5,268,156
Total		47,209,296
Germany 1.4%
Allianz SE, Registered Shares	51,710	12,195,697
Israel 0.7%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	3,883,188	5,821,671
Japan 8.8%
Hitachi Capital Corp.	191,800	4,758,203
Hoya Corp.	91,700	4,483,883
ITOCHU Corp.	759,300	13,199,394
Mitsui Chemicals, Inc.	203,700	6,612,930
Nippon Telegraph & Telephone Corp.	246,600	12,873,511
ORIX Corp.	614,201	10,640,490
Starts Corp., Inc.	236,000	5,777,731
Subaru Corp.	235,700	7,767,120
Sumitomo Mitsui Financial Group, Inc.	232,900	9,495,651
Total		75,608,913
Netherlands 1.9%
ING Groep NV	559,279	10,088,404
Koninklijke Ahold Delhaize NV	296,265	6,345,563
Total		16,433,967
Norway 1.3%
BW LPG Ltd.(a)	1,558,361	6,177,661
Kongsberg Automotive ASA(a)	3,696,482	4,643,124
Total		10,820,785
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.8%
Sberbank of Russia PJSC, ADR	405,770	6,618,109
Singapore 3.0%
Broadcom Ltd.	49,702	13,814,174
DBS Group Holdings Ltd.	636,000	11,583,369
Total		25,397,543
South Korea 2.1%
Hyundai Home Shopping Network Corp.	67,447	8,111,329
Youngone Corp.	328,139	10,282,141
Total		18,393,470
Spain 2.3%
ACS Actividades de Construccion y Servicios SA	355,132	13,737,610
Endesa SA	264,997	5,909,254
Total		19,646,864
Sweden 1.1%
Hemfosa Fastigheter AB	745,019	9,781,158
United Kingdom 6.4%
BP PLC, ADR	219,503	8,795,485
Inchcape PLC	766,365	7,731,785
John Wood Group PLC	871,923	8,531,432
Legal & General Group PLC	3,832,888	13,850,577
Nightstar Therapeutics PLC, ADR(a)	90,995	1,627,901
Royal Dutch Shell PLC, Class A	465,746	14,849,305
Total		55,386,485
United States 60.5%
Aetna, Inc.	48,370	8,715,307
Alexion Pharmaceuticals, Inc.(a)	13,090	1,437,413
Alphabet, Inc., Class C(a)	8,474	8,655,428
American Electric Power Co., Inc.	117,507	9,122,068
American Tower Corp.	61,743	8,886,670
Apple, Inc.	51,276	8,811,781
AT&T, Inc.	474,660	17,268,131
Berkshire Hathaway, Inc., Class B(a)	78,148	15,083,346
Biogen, Inc.(a)	6,490	2,090,883
BioMarin Pharmaceutical, Inc.(a)	23,570	2,022,306
BlackRock, Inc.	31,036	15,554,933
Booz Allen Hamilton Holdings Corp.	211,370	8,177,905
Cisco Systems, Inc.	393,848	14,690,530

Columbia Global Equity Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Citigroup, Inc.	300,386	22,679,143
Citizens Financial Group, Inc.	320,865	13,059,206
Comcast Corp., Class A	209,216	7,853,969
Cummins, Inc.	51,246	8,578,580
DISH Network Corp., Class A(a)	145,688	7,379,097
Eastman Chemical Co.	105,358	9,731,919
Edison International	115,500	9,386,685
EOG Resources, Inc.	102,447	10,482,377
Equity LifeStyle Properties, Inc.	115,490	10,429,902
Exxon Mobil Corp.	285,173	23,752,059
General Mills, Inc.	126,560	7,158,234
General Motors Co.	278,890	12,017,370
Home Depot, Inc. (The)	51,516	9,263,607
Honeywell International, Inc.	59,358	9,257,474
Humana, Inc.	34,788	9,074,798
International Paper Co.	153,433	8,685,842
Invesco Ltd.	289,368	10,466,441
Johnson & Johnson	173,295	24,145,192
JPMorgan Chase & Co.	251,691	26,306,743
L3 Technologies, Inc.	53,510	10,626,551
MasterCard, Inc., Class A	59,500	8,952,965
MGIC Investment Corp.(a)	580,153	8,481,837
Microsoft Corp.	230,605	19,410,023
Morgan Stanley	346,640	17,890,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Norfolk Southern Corp.	82,537	11,442,104
Patterson-UTI Energy, Inc.	417,243	9,008,276
PepsiCo, Inc.	103,122	12,015,775
Pfizer, Inc.	469,841	17,036,435
Philip Morris International, Inc.	128,194	13,171,934
PVH Corp.	66,979	9,012,025
Quotient Ltd.(a)	516,177	2,503,458
TESARO, Inc.(a)	14,724	1,245,650
TJX Companies, Inc. (The)	117,037	8,842,145
Vertex Pharmaceuticals, Inc.(a)	13,462	1,942,432
Zimmer Biomet Holdings, Inc.	68,110	7,975,681
Total		519,782,720
Total Common Stocks (Cost $662,390,307)		852,070,279

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	6,201,905	6,201,905
Total Money Market Funds (Cost $6,201,689)		6,201,905
Total Investments (Cost $668,591,996)		858,272,184
Other Assets & Liabilities, Net		909,338
Net Assets		$859,181,522

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,428,000 EUR	1,705,515 USD	JPMorgan	01/24/2018	—	(257)
284,142,000 JPY	2,538,628 USD	JPMorgan	01/24/2018	6,220	—
22,931,631,000 KRW	21,095,286 USD	JPMorgan	01/24/2018	8,620	—
83,684,000 NOK	10,108,394 USD	JPMorgan	01/24/2018	31,689	—
3,427,000 SGD	2,542,996 USD	JPMorgan	01/24/2018	775	—
17,007,445 USD	22,454,000 AUD	JPMorgan	01/24/2018	—	(28,045)
13,551,234 USD	17,453,000 CAD	JPMorgan	01/24/2018	—	(12,299)
22,965,267 USD	22,468,000 CHF	JPMorgan	01/24/2018	—	(23,590)
2,558,360 USD	15,935,000 DKK	JPMorgan	01/24/2018	—	(351)
3,416,103 USD	2,524,000 GBP	JPMorgan	01/24/2018	4,365	—
1,697,068 USD	14,121,000 SEK	JPMorgan	01/24/2018	—	(3,111)
Total				51,669	(67,653)
2	Columbia Global Equity Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	3,334,685	82,553,229	(79,686,009)	6,201,905	(383)	216	40,885	6,201,905
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Equity Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Canada	14,155,731	—	—	—	14,155,731
Finland	—	14,817,870	—	—	14,817,870
France	—	47,209,296	—	—	47,209,296
Germany	—	12,195,697	—	—	12,195,697
Israel	—	5,821,671	—	—	5,821,671
Japan	—	75,608,913	—	—	75,608,913
Netherlands	—	16,433,967	—	—	16,433,967
Norway	—	10,820,785	—	—	10,820,785
Russian Federation	—	6,618,109	—	—	6,618,109
Singapore	13,814,174	11,583,369	—	—	25,397,543
South Korea	—	18,393,470	—	—	18,393,470
Spain	—	19,646,864	—	—	19,646,864
Sweden	—	9,781,158	—	—	9,781,158
United Kingdom	10,423,386	44,963,099	—	—	55,386,485
United States	519,782,720	—	—	—	519,782,720
Total Common Stocks	558,176,011	293,894,268	—	—	852,070,279
Money Market Funds	—	—	—	6,201,905	6,201,905
Total Investments	558,176,011	293,894,268	—	6,201,905	858,272,184
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	51,669	—	—	51,669
4	Columbia Global Equity Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(67,653)	—	—	(67,653)
Total	558,176,011	293,878,284	—	6,201,905	858,256,200
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Equity Value Fund | Quarterly Report 2017	5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                              Columbia Funds Series Trust II

By (Signature and Title)                         /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          January 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                         /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          January 19, 2018

By (Signature and Title)                         /s/ Michael G. Clarke

                                                                 Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                          January 19, 2018